Disclosures on equity (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous equity [abstract]
Schedule of controls capital management
The Company’s management controls capital management based on the following ratios:

Capital Management	As of December 31, 2024	As of December 31, 2023	Description (1)	Calculation (1)
Net Financial Debt (ThUS$)	2,303,673	2,086,717	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	2.51	2.33	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
ROE	-13.31%	20.78%	Net income the year divided by Total Equity	Net income the year / Equity
Adjusted EBITDA (ThUS$)	1,483,571	3,180,071	Adjusted EBITDA	EBITDA – Other income – Other gains (losses) - Share of Profit of associates and joint ventures accounted for using the equity method + Other expenses by function + Net impairment gains on reversal (losses) of financial assets – Finance income – Currency differences.
EBITDA (ThUS$)	1,514,382	3,226,202	EBITDA	Net income + Depreciation and Amortization Expense adjustments + Finance Costs + Income Tax
ROA	13.60%	35.90%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity accounted Investments) (LTM)
Indebtedness	0.44	0.47	Net Financial Debt on Equity	Net Financial Debt / Total Equity

Schedule of financial restrictions
The financial restrictions with respect to the bonds issued by the Company for the periods ended December 31, 2024 and 2023 are as follows.

As of December 31, 2024	Financial restrictions
	Financial restrictions	Financial restrictions	Financial restrictions	Financial restrictions
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 19.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than	Must be less than	Must be less than	Must be less than
	1.00	1.00	1.00	1.00
Indicator or ratio determined by the company	0.44	0.44	0.44	0.44
Fulfilled YES/NO	yes	yes	yes	yes

As of December 31, 2023	Financial restrictions
	Financial restrictions	Financial restrictions	Financial restrictions	Financial restrictions
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 19.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than	Must be less than	Must be less than	Must be less than
	1.00	1.00	1.00	1.00
Indicator or ratio determined by the company	0.47	0.47	0.47	0.47
Fulfilled YES/NO	yes	yes	yes	yes

Schedule of share issues
Detail of capital classes in shares:

Type of capital in preferred shares	As of December 31, 2024		As of December 31, 2023		As of December 31, 2022
	Series A	Series B	Series A	Series B	Series A	Series B
Description of type of capital in shares
Number of authorized shares	142,818,904	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
Number of fully subscribed and paid shares	142,818,904	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
Number of subscribed, partially paid shares	—	—	—	—	—	—
Increase (decrease) in the number of current shares	—	—	—	—	—	—
Number of outstanding shares	142,818,904	142,818,904	142,818,904	142,818,904	142,818,904	142,818,904
Number of shares owned by the Company or its subsidiaries or associates	—	—	648	—	648	—
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	—	—	—	—	—	—
Capital amount in shares ThUS$	134,730	1,442,893	134,750	1,442,893	134,750	1,442,893
Total number of subscribed shares	142,818,904	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
As of December 31, 2024, 2023 and 2022, this caption comprises the following:

Disclosure of reserves within shareholders' equity	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion (1)	(38,024)	(4,921)	(8,042)
Reserve for cash flow hedges (2)	7,314	(930)	(14,575)
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income (3)	(5,702)	122,294	(10,973)
Reserve for actuarial gains or losses in defined benefit plans (4)	(11,179)	(13,454)	(9,198)
Other reserves	10,175	11,881	11,663
Total	(37,416)	114,870	(31,125)
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(1)This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is different from the US dollar.
(2)The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos, Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.
(3)Reserve related to the fair value variation of equity financial instruments.
(4)This caption reflects the effects of changes in actuarial assumptions, mainly changes in the discount rate.

Schedule of movement in other reserves
Movements in other reserves and changes in interest were as follows:

Movements	Foreign currency translation difference (1)	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
	Before taxes	Before taxes	Deferred taxes	Before taxes	Deferred taxes	Before Taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2022	(7,913)	(46,589)	12,564	(5,879)	1,705	(15,271)	4,125	13,103	(62,549)	18,394	(44,155)
Movement of reserves	(129)	36,079	—	(6,276)	—	190	—	(985)	28,879	—	28,879
Impact to Income statement	—	(9,457)	—	—	—	—	—	(455)	(9,912)	—	(9,912)
Income taxes	—	—	(7,172)	—	1,252	—	(17)	—	—	(5,937)	(5,937)
Reclassification to retained earnings	—	—	—	—	—	—	—	—	—	—	—
Closing balance as of December 31, 2022	(8,042)	(19,967)	5,392	(12,155)	2,957	(15,081)	4,108	11,663	(43,582)	12,457	(31,125)
Movement of reserves	3,121	126	—	(5,836)	—	190,509	—	218	188,138	—	188,138
Impact to Income statement	—	18,566	—	—	—	—	—	—	18,566	—	18,566
Income taxes	—	—	(5,047)	—	1,580	—	(57,242)	—	—	(60,709)	(60,709)
Closing balance as of December 31, 2023	(4,921)	(1,275)	345	(17,991)	4,537	175,428	(53,134)	11,881	163,122	(48,252)	114,870
Movement of reserves	(33,103)	2,520	—	3,137	—	(183,289)	—	(1,706)	(212,441)	—	(212,441)
Impact to Income statement	—	8,773	—	—	—	—	—	—	8,773	—	8,773
Income taxes	—	—	(3,049)	—	(862)	—	55,293	—	—	51,382	51,382
Closing balance as of December 31, 2024	(38,024)	10,018	(2,704)	(14,854)	3,675	(7,861)	2,159	10,175	(40,546)	3,130	(37,416)
________________________________________________
(1)See details on reserves for foreign currency translation differences on conversion in Note 23, letter a).

Schedule of legal reserves reported in the individual financial statements of the subsidiaries

Subsidiary – Associate	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	9,464	9,464	9,464
SQM Europe NV	354	1,957	1,957
Soquimich European holding B.V.	828	828	828
Soquimich Comercial S.A.	(393)	(393)	(401)
SQM Australia Pty Ltd	87	94	—
SQM Iberian S.A.	(1,677)	(1,677)	(1,677)
Orcoma Estudios SpA	2,121	2,121	2,121
Pavoni & C. SpA	7	7	7
SQM Vitas Fzco.	85	85	85
SAS Adionics	—	116	—
Others	(701)	(721)	(721)
Total Other reserves	10,175	11,881	11,663

Schedule of noncontrolling interests

Subsidiary	% of interests in the ownership held by non- controlling interests	Net income attributable to non-controlling interests for the year ended		Equity, non-controlling interests for the year ended		Dividends paid to non-controlling interests for the year ended
		As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Potasio S.A.	0.0000001%	—	—	—	—	—	—
Ajay SQM Chile S.A.	49.00000%	3,261	3,238	10,611	9,795	2,446	2,429
Soquimich Comercial S.A.	39.36168%	3,463	3,838	26,637	26,435	3,463	3,837
Comercial Agrorama Ltda.	30.00000%	—	—	—	—	—	—
SQM Indonesia S.A.	20.00000%	—	—	—	—	—	—
SQM Thailand Limited	0.00200%	—	—	—	—	—	—
Total		6,724	7,076	37,248	36,230	5,909	6,266

Schedule of dividends
Dividends discounted from equity from January to December 2024 and 2023 were the following:

Dividends	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Interim dividend	—	542,847	2,204,229
Final dividend	—	920,819	—
Dividend according to policy	—	60,953	—
Owners of the Parent	—	1,524,619	2,204,229
Dividend eventual	—	—	—
Dividends according to policy	5,909	6,266	7,369
Non-controlling interests	5,909	6,266	7,369
Dividends discounted from equity for the period	5,909	1,530,885	2,211,598